AB Select US Long/Short Portfolio

Portfolio of Investments

March 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 38.7%
Information Technology – 10.9%
Communications Equipment – 0.7%
Cisco Systems, Inc.	95,718	$7,426,760
Motorola Solutions, Inc.	6,688	2,902,391

		10,329,151

IT Services – 0.4%
Accenture PLC - Class A	9,664	1,916,275
International Business Machines Corp.	14,770	3,580,100

		5,496,375

Semiconductors & Semiconductor Equipment – 5.0%
Advanced Micro Devices, Inc.(a)	9,656	1,964,320
Applied Materials, Inc.	16,797	5,741,047
Broadcom, Inc.	43,505	13,465,232
Intel Corp.(a)	37,553	1,657,214
Micron Technology, Inc.	10,796	3,647,321
NVIDIA Corp.	230,834	40,257,450
NXP Semiconductors NV	20,112	3,959,248

		70,691,832

Software – 2.4%
Intuit, Inc.	5,009	2,165,791
Microsoft Corp.(b)	66,489	24,612,233
Oracle Corp.	16,773	2,467,476
Salesforce, Inc.	27,646	5,160,679

		34,406,179

Technology Hardware, Storage & Peripherals – 2.4%
Apple, Inc.	124,484	31,592,794
Epic Games, Inc.(a) (c) (d)	5,074	3,015,275

		34,608,069

		155,531,606

Financials – 7.1%
Banks – 2.5%
Bank of America Corp.	105,073	5,122,309
Citigroup, Inc.	42,443	4,813,460
Fifth Third Bancorp	65,552	3,045,546
JPMorgan Chase & Co.	27,312	8,034,098
US Bancorp	163,555	8,506,495
Wells Fargo & Co.(b)	65,880	5,244,707

		34,766,615

Capital Markets – 1.0%
Charles Schwab Corp. (The)	56,810	5,339,004
Goldman Sachs Group, Inc. (The)	3,340	2,825,607
Jefferies Financial Group, Inc.	74,922	3,092,031
Morgan Stanley	16,383	2,696,150

		13,952,792

Company	Shares	U.S. $ Value

Consumer Finance – 0.4%
Capital One Financial Corp.	25,022	$4,564,764
Stripe, Inc.(a) (c) (d)	24,598	1,547,214

		6,111,978

Financial Services – 3.0%
Apollo Global Management, Inc.	11,567	1,288,795
Berkshire Hathaway, Inc. - Class B(a)	66,169	31,708,185
Visa, Inc. - Class A(b)	33,555	10,141,663

		43,138,643

Insurance – 0.2%
Progressive Corp. (The)	15,995	3,170,849

		101,140,877

Industrials – 4.5%
Aerospace & Defense – 1.1%
Boeing Co. (The)(a)	15,943	3,173,135
Lockheed Martin Corp.	7,589	4,586,716
Northrop Grumman Corp.	5,888	4,017,029
RTX Corp.	21,936	4,231,454

		16,008,334

Electrical Equipment – 0.6%
Eaton Corp. PLC	14,602	5,222,697
GE Vernova, Inc.	3,095	2,701,626

		7,924,323

Ground Transportation – 0.9%
CSX Corp.	64,100	2,631,305
Uber Technologies, Inc.(a)	19,245	1,384,293
Union Pacific Corp.	36,585	8,876,253

		12,891,851

Industrial Conglomerates – 1.2%
3M Co.	55,690	8,087,859
Honeywell International, Inc.	38,745	8,757,532

		16,845,391

Machinery – 0.6%
Caterpillar, Inc.	5,659	4,009,175
Parker-Hannifin Corp.	4,738	4,241,647

		8,250,822

Passenger Airlines – 0.1%
United Airlines Holdings, Inc.(a)	20,839	1,918,647

		63,839,368

Communication Services – 4.2%
Diversified Telecommunication Services – 0.3%
AT&T, Inc.	174,932	5,071,278

Entertainment – 0.7%
Netflix, Inc.(a)	56,160	5,399,784
Walt Disney Co. (The)(b)	55,315	5,331,260

		10,731,044

Company	Shares	U.S. $ Value

Interactive Media & Services – 2.8%
Alphabet, Inc. - Class A	98,143	$28,222,001
Meta Platforms, Inc. - Class A(b)	19,330	11,059,273

		39,281,274

Wireless Telecommunication Services – 0.4%
T-Mobile US, Inc.	24,761	5,200,553

		60,284,149

Health Care – 3.8%
Biotechnology – 0.5%
AbbVie, Inc.	34,270	7,453,382

Health Care Equipment & Supplies – 0.8%
Abbott Laboratories	34,026	3,493,449
Boston Scientific Corp.(a)	901	56,538
Medtronic PLC	33,863	2,934,229
Stryker Corp.	12,979	4,264,770

		10,748,986

Health Care Providers & Services – 0.7%
CVS Health Corp.	38,284	2,749,557
HCA Healthcare, Inc.	5,119	2,422,515
McKesson Corp.	2,338	2,023,212
UnitedHealth Group, Inc.	10,814	2,926,160

		10,121,444

Life Sciences Tools & Services – 0.3%
Thermo Fisher Scientific, Inc.	9,275	4,558,941

Pharmaceuticals – 1.5%
Eli Lilly & Co.	8,447	7,769,297
Johnson & Johnson(b)	34,391	8,406,536
Merck & Co., Inc.	41,024	4,934,777

		21,110,610

		53,993,363

Consumer Discretionary – 2.4%
Automobiles – 0.1%
General Motors Co.	27,227	2,028,412

Broadline Retail – 1.3%
Amazon.com, Inc.(a) (b)	86,563	18,028,476

Hotels, Restaurants & Leisure – 0.6%
Booking Holdings, Inc.	713	3,001,958
McDonald’s Corp.	19,792	6,151,156

		9,153,114

Specialty Retail – 0.4%
Home Depot, Inc. (The)(b)	8,775	2,886,010
Lowe’s Cos., Inc.	11,995	2,834,178

		5,720,188

		34,930,190

Company	Shares	U.S. $ Value

Consumer Staples – 2.4%
Beverages – 0.9%
Coca-Cola Co. (The)	89,077	$6,774,306
PepsiCo, Inc.	41,289	6,411,769

		13,186,075

Consumer Staples Distribution & Retail – 0.7%
Costco Wholesale Corp.	4,532	4,515,821
Walmart, Inc.	45,113	5,606,643

		10,122,464

Household Products – 0.4%
Procter & Gamble Co. (The)	33,289	4,808,263

Tobacco – 0.4%
Philip Morris International, Inc.	33,828	5,593,122

		33,709,924

Energy – 2.3%
Energy Equipment & Services – 0.3%
SLB Ltd.	72,955	3,749,157

Oil, Gas & Consumable Fuels – 2.0%
Chevron Corp.	37,273	7,711,784
EOG Resources, Inc.(b)	42,473	6,140,322
Exxon Mobil Corp.	67,835	11,508,886
Williams Cos., Inc. (The)	52,835	3,845,331

		29,206,323

		32,955,480

Materials – 0.6%
Chemicals – 0.6%
Linde PLC	10,191	5,052,290
Sherwin-Williams Co. (The)	8,805	2,822,443

		7,874,733

Utilities – 0.5%
Electric Utilities – 0.5%
Constellation Energy Corp.	4,229	1,180,948
PPL Corp.	140,423	5,364,159

		6,545,107

Total Common Stocks (cost $492,903,340)		550,804,797

WARRANTS – 0.0%
Financials – 0.0%
Financial Services – 0.0%
Pershing Square SPARC Holdings Ltd., expiring 09/29/2033(a) (c) (d)	4,614	0
Pershing Square Tontine Holdings Ltd., expiring 07/24/2027(a) (c) (d) (e)	9,228	0

Total Warrants (cost $52,400)		0

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 63.3%
Investment Companies – 63.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.50%(f) (g) (h) (cost $901,489,752)	901,489,752	$901,489,752

Total Investments Before Securities Sold Short – 102.0% (cost $1,394,445,491)		1,452,294,549

SECURITIES SOLD SHORT – (1.2)%
Investment Companies – (0.9)%
Funds and Investment Trusts – (0.9)%
iShares 20+ Year Treasury Bond ETF(g) (proceeds $12,371,729)	(142,978)	(12,394,763)

COMMON STOCKS – (0.3)%
Real Estate – (0.1)%
Hotel & Resort REITs – (0.0)%
Chatham Lodging Trust	(57,750)	(454,493)

Retail REITs – (0.1)%
Acadia Realty Trust	(43,516)	(832,026)
Agree Realty Corp.	(8,703)	(656,032)

		(1,488,058)

		(1,942,551)

Financials – (0.1)%
Financial Services – (0.0)%
Western Union Co. (The)	(29,582)	(258,251)

Mortgage Real Estate Investment Trusts (REITs) – (0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(42,144)	(807,057)

		(1,065,308)

Information Technology – (0.1)%
Software – (0.1)%
Roper Technologies, Inc.	(1,715)	(606,870)

Total Common Stocks (proceeds $4,123,401)		(3,614,729)

Total Securities Sold Short (proceeds $16,495,130)		(16,009,492)

Total Investments, Net of Securities Sold Short – 100.8% (cost $1,377,950,362)(i)		1,436,285,057
Other assets less liabilities – (0.8)%		(11,969,166)

Net Assets – 100.0%		$1,424,315,891

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
S&P 500 E-Mini Futures	43	June 2026	$14,127,113	$56,752

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize short sales.
(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Escrow shares.
(f)	Affiliated investments.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of March 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $65,081,418 and gross unrealized depreciation of investments was $(6,689,971), resulting in net unrealized appreciation of $58,391,447.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ETF – Exchange Traded Fund

REIT – Real Estate Investment Trust

AB Select US Long/Short Portfolio

March 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$152,516,331	$—	$3,015,275		$155,531,606
Financials	99,593,663	—	1,547,214		101,140,877
Industrials	63,839,368	—	—		63,839,368
Communication Services	60,284,149	—	—		60,284,149
Health Care	53,993,363	—	—		53,993,363
Consumer Discretionary	34,930,190	—	—		34,930,190
Consumer Staples	33,709,924	—	—		33,709,924
Energy	32,955,480	—	—		32,955,480
Materials	7,874,733	—	—		7,874,733
Utilities	6,545,107	—	—		6,545,107
Warrants	—	—	0	(a)	—
Short-Term Investments	901,489,752	—	—		901,489,752
Liabilities:
Investment Companies	(12,394,763)	—	—		(12,394,763)
Common Stocks:
Real Estate	(1,942,551)	—	—		(1,942,551)
Financials	(1,065,308)	—	—		(1,065,308)
Information Technology	(606,870)	—	—		(606,870)

Total Investments in Securities	1,431,722,568	—	4,562,489	(a)	1,436,285,057
Other Financial Instruments(b):
Assets:
Futures	56,752	—	—		56,752
Liabilities:	—	—	—		—

Total	$1,431,779,320	$—	$4,562,489	(a)	$1,436,341,809

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2026 is as follows:

Fund	Market Value 06/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$672,951	$1,381,562	$1,153,023	$901,490	$20,027